Fair Value of the Foreign Pension Plan Assets by Plan Category (Detail) (Foreign plans, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 395,565	¥ 379,648	¥ 285,214
Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	147,495	166,199
Level 1 | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4,266	2,083
Level 1 | Equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	140,404	161,462
Level 1 | Short-term investments
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	235
Level 1 | Corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		6
Level 1 | Government, agency and local bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	2,597	2,651
Level 1 | Derivative instruments
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	(7)	(3)
Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	219,676	197,971
Level 2 | Equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	57	1
Level 2 | Short-term investments
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	5,684	15,962
Level 2 | Corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	44,838	37,254
Level 2 | Government, agency and local bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	41,995	35,470
Level 2 | Pooled Funds | Commingled and Other Mutual Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		104,360
Level 2 | Asset backed securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,692	4,955
Level 2 | Derivative instruments
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	(169)	(31)
Level 2 | Commingled and Other Mutual Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	118,579
Equity securities | Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		208
Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	28,394	15,478	7,088
Level 3 | Corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	47	278
Level 3 | Government, agency and local bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	100	3,966
Level 3 | Pooled Funds | Real Estate
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	11,698	5,366	3,514
Level 3 | Pooled Funds | Private equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,952	5,228
Level 3 | Pooled Funds | Hedge funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,148
Level 3 | Pooled Funds | Commingled and Other Mutual Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		27
Level 3 | Asset backed securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	94	406
Level 3 | Derivative instruments
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1	(1)
Level 3 | Commingled and Other Mutual Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,354	27
Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	4,266	2,083
Short-term investments
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	5,919	15,962
Equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	140,461	161,671
Corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	44,885	37,538
Government, agency and local bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	44,692	42,087
Pooled Funds | Real Estate
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	11,698	5,366
Pooled Funds | Private equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,952	5,228
Pooled Funds | Hedge funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,148
Pooled Funds | Commingled and Other Mutual Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets		104,387
Derivative instruments
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	(175)	(35)
Asset backed securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,786	5,361
Commingled and Other Mutual Funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 119,933